Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Leases
6. Leases
Certain OmniAb legal entities lease office facilities and equipment primarily under various operating leases. Our operating leases have remaining contractual terms up to ten years, some of which include options to extend the leases for up to ten years. Our lease agreements do not contain any material residual value guarantees, material restrictive covenants, or material termination options. Our operating lease costs are primarily related to facility leases for administration offices and research and development facilities, and our finance leases are immaterial.
Lease assets and lease liabilities are recognized at the commencement of an arrangement where it is determined at inception that a lease exists. Lease assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. These assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our incremental borrowing rate generally applicable to the location of the lease asset, unless the implicit rate is readily determinable. Lease assets also include any upfront lease payments made and lease incentives. Lease terms include options to extend or terminate the lease when it is reasonably certain that those options will be exercised. In addition to base rent, certain of our operating leases require variable payments, such as insurance and common area maintenance. These variable lease costs, other than those dependent upon an index or rate, are expensed when the obligation for those payments is incurred. Leases with an initial term of 12 months or less are not recorded on the balance sheet, and the expense for these short-term leases and for operating leases is recognized on a straight-line basis over the lease term.
The depreciable life of lease assets and leasehold improvements is limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.
Operating Lease Assets and Liabilities (in thousands):

	September 30, 2022	December 31, 2021
Assets
Operating lease assets	$21,456	$13,332
Liabilities
Current operating lease liabilities	1,530	578
Long-term operating lease liabilities	25,016	13,272

Total lease liabilities	$26,546	$13,850

Maturity of Operating Lease Liabilities as of September 30, 2022 (in thousands):

Maturity Dates	Operating Leases
Remaining three months ending December 31, 2022	$848
2023	3,455
2024	3,408
2025	3,523
2026	3,787
2027	3,885
Thereafter	14,745

Total lease payments	33,651
Less imputed interest	(6,075)
Less tenant improvement allowance	(1,030)

Present value of lease liabilities	$26,546

During the nine months ended September 30, 2022, we had a lease commence in our Emeryville office, which resulted in an increase in lease assets and liabilities of $9.9 million each during the period.
As of September 30, 2022, our operating leases had a weighted-average remaining lease term of 8.8 years and a weighted-average discount rate of 4.3%. As of December 31, 2021, our operating leases had a weighted-average remaining lease term of 9.3 years and a weighted-average discount rate of 3.9%. Cash paid for amounts included in the measurement of operating lease liabilities was $1.3 million and $2.2 million, respectively, for the three and nine months ended September 30, 2022. The operating lease expense was $1.0 million and $2.7 million for the three and nine months ended September 30, 2022, respectively. The operating lease expense was $0.4 million and $1.0 million for the three and nine months ended September 30, 2021, respectively.

6. Leases
Certain legal entities included in this combined financials lease office facilities and equipment primarily under various operating leases. Our operating leases have remaining contractual terms up to ten years, some of which include options to extend the leases for up to ten years. Our lease agreements do not contain any material residual value guarantees, material restrictive covenants, or material termination options. Our operating lease costs are primarily related to facility leases for administration offices and research and development facilities, and our finance leases are immaterial.
Lease assets and lease liabilities are recognized at the commencement of an arrangement where it is determined at inception that a lease exists. Lease assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. These assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our incremental borrowing rate generally applicable to the location of the lease asset, unless the implicit rate is readily determinable. Lease assets also include any upfront lease payments made and lease incentives. Lease terms include options to extend or terminate the lease when it is reasonably certain that those options will be exercised.
In addition to base rent, certain of our operating leases require variable payments, such as insurance and common area maintenance. These variable lease costs, other than those dependent upon an index or rate, are expensed when the obligation for those payments is incurred. Leases with an initial term of 12 months or less are not recorded on the balance sheet, and the expense for these short-term leases and for operating leases is recognized on a straight-line basis over the lease term.
The depreciable life of lease assets and leasehold improvements is limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.
During the year ended December 31, 2021, we entered into several new lease agreements including our Emeryville headquarter and animal facility expansion and a new Icagen office lease, which resulted in an increase in operating lease right of use assets of $12.7 million and lease liabilities of $13.2 million as of December 31, 2021 for the portion of the lease with a starting accounting lease commencement date during the period.
Operating Lease Assets and Liabilities (in thousands):

	December 31, 2021	December 31, 2020
Assets
Operating lease assets	$13,332	$2,499
Liabilities
Current operating lease liabilities	578	579
Long-term operating lease liabilities	13,272	2,012

Total operating lease liabilities	$13,850	$2,591

Maturity of Operating Lease Liabilities as of December 31, 2021 (in thousands):

Maturity Dates	Operating Leases
2022	$2,122
2023	2,178
2024	2,249
2025	2,384
2026	2,433
Thereafter	10,414

Total lease payments	21,780
Less imputed interest	(3,603)
Less tenant improvement allowance	(4,327)

Present value of operating lease liabilities	$13,850

As of December 31, 2021, our operating leases have a weighted-average remaining lease term of 9.3 years and a weighted-average discount rate of 4%. As of December 31, 2020, our operating leases have a weighted-average remaining lease term of 4.7 years and a weighted-average discount rate of 7%. Cash paid for amounts included in the measurement of operating lease liabilities was $1.1 million and $0.7 million for the years ended December 31, 2021 and 2020, respectively. Operating lease expense was $1.6 million, $0.7 million and $0.5 million for the years ended December 31, 2021, 2020 and 2019, respectively.